Schedule of changes in treasury shares (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) shares		Mar. 31, 2025 INR (₨) shares		Mar. 31, 2024 INR (₨) shares
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	63,113,555		63,113,555		63,647,927
Amount, balance at beginning of the year | ₨			₨ (7,760,272,000)		₨ (719,319,000)
Number of shares, outstanding, ending balance	62,074,642		62,074,642		63,113,555
Amount, balance at end of the year	$ (92,529)		₨ (7,904,834,000)		₨ (7,760,272,000)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	1,441,423		1,441,423		999
Amount, balance at beginning of the year | ₨			₨ 222,152,000		₨ 11,219,000
Numbers of shares, own shares repurchased	1,733,009	[1]	1,733,009	[1]	1,440,424
Amount, own shares repurchased | ₨			₨ 196,403	[1]	₨ 210,933
Number of shares, outstanding, ending balance	3,174,432		3,174,432		1,441,423
Amount, balance at end of the year | ₨			₨ 418,555,000		₨ 222,152,000

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).